Employment Benefits - Net Defined Benefit Liability and Asset (Details) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of defined benefit plans [line items]
Beginning balance	₩ 1,654,870
Changes in net defined benefit liability (asset)
Current service cost	496,722	₩ 524,942	₩ 509,520
Remeasurement component	(1,001,118)	(337,298)
Past service cost	125	5,483	(2,027)
Ending balance	627,301	1,654,870
Defined benefit obligation
Disclosure of defined benefit plans [line items]
Beginning balance	4,564,417	4,570,614
Changes in net defined benefit liability (asset)
Current service cost	496,722	524,942
Interest cost	116,256	91,877
Remeasurement component	(1,012,727)	(345,755)
Past service cost	125	5,483
Actual payments	(388,105)	(282,794)
Others	27	50
Ending balance	3,776,715	4,564,417	4,570,614
Plan assets
Disclosure of defined benefit plans [line items]
Beginning balance	2,909,547	2,670,832
Changes in net defined benefit liability (asset)
Interest cost	73,484	52,782
Remeasurement component	(11,609)	(8,457)
Contributions by the employers	347,778	317,707
Actual payments	(169,786)	(123,317)
Ending balance	₩ 3,149,414	₩ 2,909,547	₩ 2,670,832